Non-financial Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	$ 1,814	$ 3,063
Additions	194	313
Exchange differences	(14)	19
Disposals	(1)	(3)
Plant and equipment depreciation	(909)	(1,578)	$ (1,625)
Property Plant and Equipment, Ending Balance	1,084	1,814	3,063
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	8,499
Property Plant and Equipment, Ending Balance	8,600	8,499
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(6,685)
Property Plant and Equipment, Ending Balance	(7,516)	(6,685)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	751	1,752
Additions	16	17
Exchange differences	(1)	31
Plant and equipment depreciation	(460)	(1,049)
Property Plant and Equipment, Ending Balance	306	751	1,752
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	4,139
Property Plant and Equipment, Ending Balance	4,152	4,139
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(3,388)
Property Plant and Equipment, Ending Balance	(3,846)	(3,388)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	547	706
Additions	2
Exchange differences	(1)	(25)
Plant and equipment depreciation	(134)	(134)
Property Plant and Equipment, Ending Balance	414	547	706
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	1,255
Property Plant and Equipment, Ending Balance	1,249	1,255
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(708)
Property Plant and Equipment, Ending Balance	(835)	(708)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	516	605
Additions	176	296
Exchange differences	(12)	13
Disposals	(1)	(3)
Plant and equipment depreciation	(315)	(395)
Property Plant and Equipment, Ending Balance	364	516	$ 605
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	3,105
Property Plant and Equipment, Ending Balance	3,199	3,105
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(2,589)
Property Plant and Equipment, Ending Balance	$ (2,835)	$ (2,589)